Commitments and Contingencies - Pledges and Guarantees (Details) $ in Thousands, € in Millions	Dec. 31, 2018 USD ($) guarantee	Dec. 31, 2018 EUR (€) guarantee	Dec. 31, 2017 USD ($)
Term Loan | Term Loan - USD
Loss Contingencies [Line Items]
Long-term debt	$ 284,800
Term Loan | Term Loan - EUR
Loss Contingencies [Line Items]
Long-term debt | €		€ 373.3
Euler Hermes S.A.
Loss Contingencies [Line Items]
Number of guarantees issued by counterparty | guarantee	4	4
Guarantee obligation carrying amount	$ 15,222		$ 21,093
Deutsche Bank AG
Loss Contingencies [Line Items]
Number of guarantees issued by counterparty | guarantee	1	1
Guarantee obligation carrying amount	$ 2,900
HSBC AG
Loss Contingencies [Line Items]
Guarantee obligation carrying amount			2,399
Norcarb Engineered Carbons AB
Loss Contingencies [Line Items]
Number of guarantees issued by counterparty | guarantee	1	1
Guarantee obligation carrying amount	$ 33		$ 30